LONG TERM INVESTMENTS - Available for sale investments - (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments				$ 5,842,883	$ 3,924,051
Unrealized gain on available-for-sale securities				1,899,605	41,149
Beijing Yingxin Network Technology Co., LTD ("Yingxin")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments				823,165	803,938
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments	$ 3,060,113			5,019,718	3,120,113
Percentage of equity interest acquired	25.00%
Fair value change recorded				1,899,605	60,000
Beijing Yingxin Network Technology Co., LTD ("Yingxin")
Schedule Of Available For Sale Securities [Line Items]
Percentage of equity interest acquired		2.91%	2.91%
Purchase consideration		$ 461,092	¥ 3,000,000
Unrealized gain on available-for-sale securities				$ 0	$ 0	$ 0